UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761
Investment Company Act file number:

Stone Ridge Trust
(Exact name of registrant as specified in charter)

405 Lexington Ave, 55th Floor
New York, NY 10174
 (Address of principal executive offices) (Zip code)

Jane Korach
Stone Ridge Trust
405 Lexington Ave, 55th Floor
New York, NY 10174
(Name and address of agent for service)

(212)257-4750
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Stone Ridge Reinsurance Risk Premium Fund
Schedule of Investments as of July 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
Event Linked Bonds - 84.0%
Financial Services - 84.0%
Europe - 7.8%
Atlas Re VII B
3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,033,255
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,567,499
Calypso 2010-1 A
3.722%, 01/10/2014 (a)(b)(c)	€9,500,000	12,638,357
Calypso 2011-1 A
4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	6,699,659
Pylon II A
5.609%, 05/05/2016 (a)(b)(c)	€1,000,000	1,382,304
Queen Street III
4.750%, 07/28/2014 (a)(b)(c)	$12,000,000	12,096,000
		38,417,074
Global - 7.8%
Blue Danube 2012-1 B
10.872%, 04/10/2015 (a)(b)(c)	2,298,000	2,439,902
Blue Danube II 2013-1 A
4.368%, 05/23/2016 (a)(b)(c)	10,042,000	10,054,553
EOS B
6.500%, 05/26/2014 (a)(b)(c)	1,772,000	1,789,366
Montana Re 2010-1 E
9.774%, 01/08/2014 (a)(b)(c)	904,000	908,791
Mythen Re 2012-2 A
8.613%, 01/05/2017 (a)(b)(c)	578,000	587,248
Queen Street II
7.500%, 04/09/2014 (a)(b)(c)	1,181,000	1,184,779
Queen Street IV
7.500%, 04/09/2015 (a)(b)(c)	1,181,000	1,206,155
Queen Street V
8.500%, 04/09/2015 (a)(b)(c)	1,181,000	1,218,083
Queen Street VI
10.350%, 04/09/2015 (a)(b)(c)	2,515,000	2,602,648
Queen Street VIII
6.500%, 06/08/2016 (a)(b)(c)	3,250,000	3,239,275
Successor X 2012-1 V-AA3
16.500%, 01/27/2015 (a)(b)(c)	1,293,000	1,316,145
Tradewynd Re 2013-1 1
8.250%, 07/09/2018 (a)(b)(c)	10,357,000	10,355,964
Tramline Re II 2013-1 A
3.250%, 07/07/2017 (a)(b)(c)	1,750,000	1,747,812
		38,650,721
Mexico - 1.8%
MultiCat Mexico 2012-1 A
8.000%, 12/04/2015 (a)(b)(c)	6,199,000	6,424,644
MultiCat Mexico 2012-1 B
7.750%, 12/04/2015 (a)(b)(c)	1,875,000	1,946,437
MultiCat Mexico 2012-1 C
7.500%, 12/04/2015 (a)(b)(c)	541,000	555,932
		8,927,013
Turkey - 5.9%
Bosphorus 1 Re 2013-1 A
2.500%, 05/03/2016 (a)(b)(c)	29,000,000	28,840,500
United States - 60.7%
Armor Re 2013-1 A
4.250%, 05/14/2014 (a)(b)(c)	9,453,000	9,366,978
Atlas Re VII A
8.144%, 01/07/2016 (a)(b)(c)	1,772,000	1,789,366
Caelus Re 2013-1 A
5.250%, 03/07/2016 (a)(b)(c)	6,021,000	5,950,855
Caelus Re 2013-2 A
6.850%, 04/07/2017 (a)(b)(c)	23,422,000	23,402,091
Combine Re C
17.750%, 01/07/2015 (a)(b)(c)	1,255,000	1,377,990
Compass Re 2011-1 2
10.250%, 01/08/2015 (a)(b)(c)	4,140,000	4,263,579
Compass Re 2011-1 3
11.250%, 01/08/2015 (a)(b)(c)	4,730,000	4,880,887
East Lane IV 2011-1 A
5.750%, 03/14/2014 (a)(b)(c)	1,750,000	1,754,900
East Lane IV 2011-1 B
6.650%, 03/13/2015 (a)(b)(c)	4,238,000	4,356,664
Embarcadero Re 2011-1 A
6.634%, 08/04/2014 (a)(b)(c)	3,125,000	3,181,562
Embarcadero Re 2012-1 A
7.348%, 02/13/2015 (a)(b)(c)	1,647,000	1,698,057
Embarcadero Re 2012-2 A
5.000%, 08/07/2015 (a)(b)(c)	9,000,000	9,304,200
Everglades Re 2012-1 A
17.750%, 04/30/2014 (a)(b)(c)	5,731,000	5,998,924
Everglades Re 2013-1 A
10.000%, 03/28/2016 (a)(b)(c)	12,600,000	12,471,480
Foundation Re III 2010-1 A
5.750%, 02/03/2014 (a)(b)(c)	1,093,000	1,087,972
Golden State Re 2011-1
3.750%, 01/08/2015 (a)(b)(c)	2,750,000	2,796,888
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	3,013,051
Ibis Re II 2013-1 A
4.000%, 06/28/2016 (a)(b)(c)	$3,250,000	3,247,075
Ibis Re II 2013-1 B
4.500%, 06/28/2016 (a)(b)(c)	4,500,000	4,480,200
Ibis Re II 2013-1 C
8.000%, 06/28/2016 (a)(b)(c)	3,250,000	3,238,463
Johnston Re 2011-1 B
6.900%, 05/08/2014 (a)(b)(c)	2,500,000	2,533,250
Lakeside Re III
8.000%, 01/08/2016 (a)(b)(c)	10,975,000	11,662,584
Lodestone Re 2010-2 A-1
6.000%, 01/08/2014 (a)(b)(c)	585,000	584,035
Lodestone Re 2010-2 A-2
7.250%, 01/08/2014 (a)(b)(c)	3,544,000	3,536,558
Long Point Re III 2013-1 A
4.000%, 05/18/2016 (a)(b)(c)	13,639,000	13,676,507
Merna Re IV
2.500%, 04/08/2016 (a)(b)(c)	6,250,000	6,287,187
Metrocat Re 2013-1 A
4.500%, 08/05/2016 (a)(b)(c)	3,750,000	3,750,000
Mona Lisa Re 2013-2 A
7.300%, 07/07/2017 (a)(b)(c)	16,164,000	16,190,671
Montana Re 2010-1 C
12.174%, 01/08/2014 (a)(b)(c)	586,000	577,796
Mystic Re III 2012-1 B
12.000%, 03/12/2015 (a)(b)(c)	2,024,000	2,130,564
Mythen Re 2013-1 B
8.000%, 07/09/2015 (a)(b)(c)	9,700,000	9,714,550
Northshore Re 2013-1 A
7.250%, 07/05/2016 (a)(b)(c)	14,621,000	14,621,000
Pelican Re 2013-1 A
6.000%, 05/15/2017 (a)(b)(c)	10,862,000	10,794,656
Residential Re 2011-1 1
9.000%, 06/06/2015 (a)(b)(c)	1,186,000	1,225,434
Residential Re 2011-1 5
8.750%, 06/06/2015 (a)(b)(c)	577,000	603,455
Residential Re 2011-2 1
8.900%, 12/06/2015 (a)(b)(c)	2,358,000	2,402,802
Residential Re 2012-1 3
10.000%, 06/06/2016 (a)(b)(c)	2,332,000	2,517,277
Residential Re 2012-2 2
5.750%, 12/06/2016 (a)(b)(c)	1,149,000	1,183,240
Residential Re 2012-2 4
19.000%, 12/06/2016 (a)(b)(c)	2,570,000	2,671,001
Residential Re 2013-1 11
8.000%, 06/06/2017 (a)(b)(c)	27,600,000	27,612,420
Residential Re 2013-1 3
9.250%, 06/06/2017 (a)(b)(c)	14,400,000	14,319,360
Sanders Re 2013-1 A
3.500%, 05/05/2017 (a)(b)(c)	24,000,000	23,685,600
Sanders Re 2013-1 B
4.000%, 05/05/2017 (a)(b)(c)	8,110,000	8,011,869
Successor X 2011-2 IV-AL3
13.000%, 02/25/2014 (a)(b)(c)	2,593,000	2,591,963
Successor X 2012-1 V-D3
11.000%, 01/27/2015 (a)(b)(c)	591,000	600,574
Tar Heel 2013-1 A
8.500%, 05/09/2016 (a)(b)(c)	8,289,000	8,443,590
		299,589,125
Total Event Linked Bonds (Cost $415,356,053)		414,424,433

Participation Notes (Quota Shares) - 14.6%
Financial Services - 14.6%
Global - 7.3%
Sector Re V LTD Series 3 Class A
03/01/2018 (b)(d)(e)(f)	35,750,000	36,157,550
United States - 7.3%
Sector Re V LTD Series 3 Class F
03/01/2019 (b)(d)(e)(g)	35,750,000	36,086,050
Total Participation Notes (Quota Shares) (Cost $71,500,000)		72,243,600

	Shares
Preference Shares (Quota Shares) - 0.5%
Financial Services - 0.5%
Global - 0.5%
Lorenz Re Class B (b)(d)(e)(h)(i)	22,500	2,311,200
Total Preference Shares (Quota Shares) (Cost $2,250,000)		2,311,200

Short-Term Investments - 3.4%
Fidelity Institutional Money Market Funds - Money Market Portfolio	3,310,323	3,310,323
First American Government Obligations Fund	3,310,322	3,310,322
First American Prime Obligations Fund	3,310,323	3,310,323
Short Term Investments Trust - Liquid Assets Portfolio	3,310,323	3,310,323
Short Term Investments Trust - Treasury Portfolio	3,310,323	3,310,323
Total Short-Term Investments (Cost $16,551,614)		16,551,614

Total Investments (Cost $505,657,667) - 102.5%		505,530,847
Liabilities in Excess of Other Assets - (2.5)%		(12,145,744)
Total Net Assets - 100.0%		$493,385,103

Percentages are stated as a percent of net assets.
Countries shown are regions of peril risk, not country of issuer.
(a)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)	Foreign issued security.
(c)	Indicates a variable rate security. The interest rate shown represents the rate at July 31, 2013.
(d)	Non income-producing security.
(e)	Illiquid security. The aggregate value of illiquid securities at July 31, 2013 was $74,554,800 which represented 15.1% of net assets.
(f)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: March 19, 2013.
(g)	Security is restricted to resale. Cost: $35,750,000. Acquisition date: March 12, 2013.
(h)	Security is restricted to resale. Cost: $2,250,000. Acquisition date: March 25, 2013.
(i)	Security fair valued at July 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,311,200 or 0.5% of total net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge High Yield Reinsurance Risk Premium Fund
Schedule of Investments as of July 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
Event Linked Bonds - 84.0%
Financial Services - 84.0%
Europe - 0.8%
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,540,499
Global - 10.4%
Blue Danube 2012-1 B
10.872%, 04/10/2015 (a)(b)(c)	$1,702,000	1,807,098
Blue Danube II 2013-1 A
4.368%, 05/23/2016 (a)(b)(c)	6,958,000	6,966,697
EOS B
6.500%, 05/26/2014 (a)(b)(c)	1,228,000	1,240,034
Montana Re 2010-1 E
9.774%, 01/08/2014 (a)(b)(c)	596,000	599,159
Mythen Re 2012-2 A
8.613%, 01/05/2017 (a)(b)(c)	422,000	428,752
Queen Street II
7.500%, 04/09/2014 (a)(b)(c)	819,000	821,621
Queen Street IV
7.500%, 04/09/2015 (a)(b)(c)	819,000	836,445
Queen Street V
8.500%, 04/09/2015 (a)(b)(c)	819,000	844,717
Queen Street VI
10.350%, 04/09/2015 (a)(b)(c)	1,735,000	1,795,465
Queen Street VIII
6.500%, 06/08/2016 (a)(b)(c)	250,000	249,175
Successor X 2012-1 V-AA3
16.500%, 01/27/2015 (a)(b)(c)	957,000	974,130
Tradewynd Re 2013-1 1
8.250%, 07/09/2018 (a)(b)(c)	4,143,000	4,142,586
		20,705,879
Mexico - 3.3%
MultiCat Mexico 2012-1 A
8.000%, 12/04/2015 (a)(b)(c)	4,801,000	4,975,756
MultiCat Mexico 2012-1 B
7.750%, 12/04/2015 (a)(b)(c)	1,125,000	1,167,863
MultiCat Mexico 2012-1 C
7.500%, 12/04/2015 (a)(b)(c)	459,000	471,669
		6,615,288
United States - 69.5%
Armor Re 2013-1 A
4.250%, 05/14/2014 (a)(b)(c)	6,547,000	6,487,422
Atlas Re VII A
8.144%, 01/07/2016 (a)(b)(c)	1,228,000	1,240,034
Caelus Re 2013-1 A
5.250%, 03/07/2016 (a)(b)(c)	4,229,000	4,179,732
Caelus Re 2013-2 A
6.850%, 04/07/2017 (a)(b)(c)	16,578,000	16,563,909
Combine Re C
17.750%, 01/07/2015 (a)(b)(c)	945,000	1,037,610
Compass Re 2011-1 2
10.250%, 01/08/2015 (a)(b)(c)	2,860,000	2,945,371
Compass Re 2011-1 3
11.250%, 01/08/2015 (a)(b)(c)	3,270,000	3,374,313
East Lane IV 2011-1 B
6.650%, 03/13/2017 (a)(b)(c)	1,637,000	1,682,836
Embarcadero Re 2011-1 A
6.634%, 08/04/2014 (a)(b)(c)	1,875,000	1,908,938
Embarcadero Re 2012-1 A
7.348%, 02/13/2015 (a)(b)(c)	1,253,000	1,291,843
Everglades Re 2012-1 A
17.750%, 04/30/2014 (a)(b)(c)	4,019,000	4,206,888
Everglades Re 2013-1 A
10.000%, 03/28/2016 (a)(b)(c)	8,400,000	8,314,320
Foundation Re III 2010-1 A
5.750%, 02/03/2014 (a)(b)(c)	757,000	753,518
Ibis Re II 2013-1 C
8.000%, 06/28/2016 (a)(b)(c)	2,000,000	1,992,900
Lakeside Re III
8.000%, 01/08/2016 (a)(b)(c)	8,700,000	9,245,055
Lodestone Re 2010-2 A-1
6.000%, 01/08/2014 (a)(b)(c)	415,000	414,315
Lodestone Re 2010-2 A-2
7.250%, 01/08/2014 (a)(b)(c)	2,456,000	2,450,842
Long Point Re III 2013-1 A
4.000%, 05/18/2016 (a)(b)(c)	2,861,000	2,868,868
Mona Lisa Re 2013-2 A
7.300%, 07/07/2017 (a)(b)(c)	1,836,000	1,839,029
Montana Re 2010-1 C
12.174%, 01/08/2014 (a)(b)(c)	414,000	408,204
Mystic Re III 2012-1 B
12.000%, 03/12/2015 (a)(b)(c)	1,476,000	1,553,711
Mythen Re 2013-1 B
8.000%, 07/09/2015 (a)(b)(c)	300,000	300,450
Northshore Re 2013-1 A
7.250%, 07/05/2016 (a)(b)(c)	5,379,000	5,379,000
Pelican Re 2013-1 A
6.000%, 05/15/2017 (a)(b)(c)	7,388,000	7,342,194
Residential Re 2011-1 1
9.000%, 06/06/2015 (a)(b)(c)	814,000	841,066
Residential Re 2011-1 5
8.750%, 06/06/2015 (a)(b)(c)	423,000	442,395
Residential Re 2011-2 1
8.900%, 12/06/2015 (a)(b)(c)	1,642,000	1,673,198
Residential Re 2012-1 3
10.000%, 06/06/2016 (a)(b)(c)	1,668,000	1,800,523
Residential Re 2012-2 2
5.750%, 12/06/2016 (a)(b)(c)	851,000	876,360
Residential Re 2012-2 4
19.000%, 12/06/2016 (a)(b)(c)	1,780,000	1,849,954
Residential Re 2013-1 11
8.000%, 06/06/2017 (a)(b)(c)	18,400,000	18,408,280
Residential Re 2013-1 3
9.250%, 06/06/2017 (a)(b)(c)	9,600,000	9,546,240
Sanders Re 2013-1 B
4.000%, 05/05/2017 (a)(b)(c)	6,890,000	6,806,631
Successor X 2011-2 IV-AL3
13.000%, 02/25/2014 (a)(b)(c)	1,907,000	1,906,237
Successor X 2012-1 V-D3
11.000%, 01/27/2015 (a)(b)(c)	409,000	415,626
Tar Heel 2013-1 A
8.500%, 05/09/2016 (a)(b)(c)	5,711,000	5,817,510
		138,165,322
Total Event Linked Bonds (Cost $167,564,143)		167,026,988

Participation Notes (Quota Shares) - 14.5%
Financial Services - 14.5%
Global - 7.3%
Sector Re V LTD Series 3 Class A
3/1/2018 (b)(d)(e)(f)	14,250,000	14,412,450
United States - 7.2%
Sector Re V LTD Series 3 Class F
3/1/2019 (b)(d)(e)(g)	14,250,000	14,383,950
Total Participation Notes (Quota Shares) (Cost $28,500,000)		28,796,400

	Shares
Preference Shares (Quota Shares) - 0.4%
Financial Services - 0.4%
Global - 0.4%
Lorenz Re Class B (b)(d)(e)(h)(i)	7,500	770,400
Total Preference Shares (Quota Shares) (Cost $750,000)		770,400

Short-Term Investments - 3.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio	1,219,321	1,219,321
First American Government Obligations Fund	1,219,321	1,219,321
First American Prime Obligations Fund	1,219,321	1,219,321
Short Term Investments Trust - Liquid Assets Portfolio	1,219,320	1,219,320
Short Term Investments Trust - Treasury Portfolio	1,219,320	1,219,320
Total Short-Term Investments (Cost $6,096,603)		6,096,603

Total Investments (Cost $202,910,746) - 102.0%		202,690,391
Liabilities in Excess of Other Assets - (2.0)%		(4,054,281)
Total Net Assets - 100.0%		$198,636,110

Percentages are stated as a percent of net assets.
Countries shown are regions of peril risk, not country of issuer.
(a)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)	Foreign issued security.
(c)	Indicates a variable rate security. The interest rate shown represents the rate at July 31, 2013.
(d)	Non income-producing security.
(e)	Illiquid security. The aggregate value of illiquid securities at July 31, 2013 was $29,566,800 which represented 14.9% of net assets.
(f)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: March 19, 2013.
(g)	Security is restricted to resale. Cost: $14,250,000. Acquisition date: March 12, 2013.
(h)	Security is restricted to resale. Cost: $750,000. Acquisition date: March 25, 2013.
(i)	Security fair valued at July 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $770,400 or 0.4% of total net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge U.S. Variance Risk Premium Fund
Schedule of Investments as of July 31, 2013 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 10.5%
Automobiles & Components - 0.2%
Ford Motor Co.	13,600	$229,568
General Motors Co. (a)	5,700	204,459
Tesla Motors, Inc. (a)	1,500	201,420
		635,447
Banks - 0.2%
BB&T Corp.	6,200	221,278
Huntington Bancshares, Inc.	2,000	17,100
Nationstar Mortgage Holdings, Inc. (a)	500	23,140
The PNC Financial Services Group, Inc.	2,800	212,940
Wells Fargo & Co.	5,600	243,600
		718,058
Capital Goods - 0.8%
3M Co.	1,800	211,374
Boeing Co.	2,700	283,770
Caterpillar, Inc.	2,300	190,693
Chicago Bridge & Iron Co. NV (b)	1,300	77,454
Cummins, Inc.	1,700	206,023
Deere & Co.	2,300	191,061
Fluor Corp.	3,200	200,192
General Dynamics Corp.	2,600	221,884
General Electric Co.	8,500	207,145
Honeywell International, Inc.	2,500	207,450
WW Grainger, Inc.	800	209,712
		2,206,758
Consumer Durables & Apparel - 0.2%
D.R. Horton, Inc.	6,000	120,600
Lennar Corp.	4,000	135,480
Michael Kors Holdings Ltd. (a)(b)	1,000	67,340
NIKE, Inc.	2,000	125,840
PulteGroup, Inc.	3,200	53,216
		502,476
Consumer Services - 0.2%
Las Vegas Sands Corp.	400	22,228
McDonald's Corp.	2,100	205,968
Starbucks Corp.	2,000	142,480
Wynn Resorts Ltd.	900	119,817
Yum! Brands, Inc.	2,900	211,468
		701,961
Diversified Financials - 0.8%
American Express Co.	3,400	250,818
Bank of America Corp.	10,900	159,140
BlackRock, Inc.	700	197,372
Capital One Financial Corp.	3,100	213,962
Citigroup, Inc.	5,600	291,984
Goldman Sachs Group, Inc.	1,500	246,045
JPMorgan Chase & Co.	4,900	273,077
Morgan Stanley	9,800	266,658
State Street Corp.	3,000	209,010
The Bank of New York Mellon Corp.	5,100	160,395
		2,268,461
Energy - 1.5%
Anadarko Petroleum Corp.	2,300	203,596
Apache Corp.	2,900	232,725
Baker Hughes, Inc.	500	23,715
Cheniere Energy, Inc. (a)	7,300	208,561
Chesapeake Energy Corp.	1,700	39,610
Chevron Corp.	1,600	201,424
ConocoPhillips	3,300	214,038
CONSOL Energy, Inc.	2,800	86,884
Continental Resources, Inc. (a)	2,400	221,520
CVR Energy, Inc.	1,700	80,223
EOG Resources, Inc.	1,500	218,235
Exxon Mobil Corp.	2,200	206,250
Halliburton Co.	4,000	180,760
HollyFrontier Corp.	4,300	195,865
Kinder Morgan, Inc./DE	5,300	200,128
Marathon Oil Corp.	2,800	101,808
National-Oilwell Varco, Inc.	2,000	140,340
Occidental Petroleum Corp.	2,100	187,005
Oil States International, Inc.	2,000	194,460
Peabody Energy Corp.	8,000	132,480
Phillips 66	3,500	215,250
Schlumberger Ltd. (b)	2,700	219,591
Southwestern Energy Co. (a)	4,000	155,160
Tesoro Corp.	3,400	193,290
The Williams Cos, Inc.	5,700	194,769
Valero Energy Corp.	7,400	264,698
		4,512,385
Food & Staples Retailing - 0.2%
CVS Caremark Corp.	3,400	209,066
Safeway, Inc.	200	5,158
Wal-Mart Stores, Inc.	2,500	194,850
Whole Foods Market, Inc.	1,200	66,696
		475,770
Food, Beverage & Tobacco - 0.5%
Archer-Daniels-Midland Co.	1,900	69,293
Beam, Inc.	1,800	116,982
Constellation Brands, Inc. (a)	3,700	192,733
General Mills, Inc.	4,200	218,400
Green Mountain Coffee Roasters, Inc. (a)	2,700	208,386
Kraft Foods Group, Inc.	900	50,922
Lorillard, Inc.	1,000	42,530
PepsiCo, Inc.	1,900	158,726
Philip Morris International, Inc.	2,200	196,196
The Coca-Cola Co.	5,000	200,400
The Hershey Co.	1,300	123,331
		1,577,899
Health Care Equipment & Services - 0.5%
Abbott Laboratories	1,800	65,934
Baxter International, Inc.	3,300	241,032
Cerner Corp. (a)	4,000	196,000
Express Scripts Holding Co. (a)	3,200	209,760
HCA Holdings, Inc.	1,300	50,700
Intuitive Surgical, Inc. (a)	500	194,000
UnitedHealth Group, Inc.	3,200	233,120
		1,190,546
Household & Personal Products - 0.3%
Colgate-Palmolive Co.	3,500	209,545
Herbalife Ltd. (b)	3,000	196,500
The Clorox Co.	2,400	206,256
The Estee Lauder Cos, Inc.	1,500	98,475
The Procter & Gamble Co.	2,600	208,780
		919,556
Insurance - 0.3%
Aflac, Inc.	3,600	222,048
American International Group, Inc. (a)	4,500	204,795
Berkshire Hathaway, Inc. (a)	1,400	162,218
Hartford Financial Services Group, Inc.	1,000	30,860
MBIA, Inc. (a)	5,000	67,500
Prudential Financial, Inc.	2,900	229,013
The Allstate Corp.	3,300	168,234
		1,084,668
Materials - 0.9%
Air Products & Chemicals, Inc.	1,600	173,824
Alcoa, Inc.	13,700	108,915
Allegheny Technologies, Inc.	2,000	55,140
CF Industries Holdings, Inc.	1,000	196,010
Cliffs Natural Resources, Inc.	9,000	175,590
Eastman Chemical Co.	2,900	233,247
El du Pont de Nemours & Co.	3,600	207,684
Freeport-McMoRan Copper & Gold, Inc.	6,400	180,992
Huntsman Corp.	1,000	18,020
International Paper Co.	4,400	212,564
LyondellBasell Industries NV (b)	2,900	199,259
Monsanto Co.	2,000	197,560
Newmont Mining Corp.	5,800	174,000
Nucor Corp.	4,400	205,832
Southern Copper Corp.	1,500	39,105
The Dow Chemical Co.	5,800	203,232
The Mosaic Co.	5,200	213,668
		2,794,642
Media - 0.2%
The Walt Disney Co.	3,200	206,880
Time Warner, Inc.	3,500	217,910
Viacom, Inc.	3,000	218,310
		643,100
Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
Actavis, Inc. (a)	1,000	134,270
Allergan, Inc./United States	1,200	109,344
Amgen, Inc.	1,800	194,922
Biogen Idec, Inc. (a)	800	174,504
Bristol-Myers Squibb Co.	4,200	181,608
Celgene Corp. (a)	1,400	205,604
Eli Lilly & Co.	3,800	201,818
Johnson & Johnson	2,400	224,400
Merck & Co Inc.	4,100	197,497
Pfizer, Inc.	7,000	204,610
Thermo Fisher Scientific Inc.	600	54,666
Zoetis, Inc.	6,200	184,822
		2,068,065
Retailing - 0.7%
Abercrombie & Fitch Co.	2,000	99,740
Amazon.com, Inc.	700	210,854
Autozone, Inc. (a)	500	224,290
Best Buy, Inc.	2,000	60,180
Expedia, Inc.	2,000	94,260
Family Dollar Stores, Inc.	200	13,752
GameStop Corp.	1,000	49,060
Groupon, Inc. (a)	1,000	8,860
J.C. Penney Co., Inc. (a)	9,000	131,400
Lowe's Cos, Inc.	4,900	218,442
Macy's, Inc.	1,700	82,178
Netflix, Inc. (a)	800	195,376
priceline.com, Inc. (a)	200	175,134
Target Corp.	2,800	199,500
The Gap, Inc.	3,000	137,700
The Home Depot, Inc.	2,500	197,575
Tripadvisor, Inc.	2,000	150,040
		2,248,341
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (a)	10,000	37,700
Broadcom Corp.	4,200	115,794
Cree, Inc. (a)	1,200	83,880
First Solar, Inc. (a)	3,500	172,340
Intel Corp.	7,800	181,740
Micron Technology, Inc. (a)	4,000	53,000
Texas Instruments, Inc.	5,500	215,600
		860,054
Software & Services - 0.8%
Activision Blizzard, Inc.	14,000	251,720
Automatic Data Processing, Inc.	200	14,418
eBay, Inc. (a)	1,000	51,690
Electronic Arts, Inc. (a)	1,800	47,016
Facebook, Inc. (a)	8,200	302,006
Google, Inc. (a)	200	177,520
International Business Machines Corp.	1,000	195,040
LinkedIn Corp. (a)	1,000	203,790
Mastercard, Inc.	400	244,244
Oracle Corp.	4,000	129,400
Pandora Media, Inc. (a)	6,000	110,040
Symantec Corp.	9,300	248,124
Visa, Inc.	1,000	177,010
VMware, Inc. (a)	2,500	205,475
Yahoo, Inc. (a)	7,700	216,293
Zynga, Inc. (a)	5,000	14,900
		2,588,686
Technology Hardware & Equipment - 0.7%
3D Systems Corp. (a)	800	37,784
Apple, Inc.	800	362,000
Cisco Systems, Inc.	8,300	212,065
Corning, Inc.	1,600	24,304
EMC Corp./MA	8,200	214,430
Hewlett Packard Co.	8,900	228,552
Motorola Solutions, Inc.	3,500	191,905
Netapp, Inc.	6,000	246,720
QUALCOMM, Inc.	3,200	206,560
SanDisk Corp.	3,400	187,408
Western Digital Corp.	3,100	199,578
		2,111,306
Telecommunication Services - 0.1%
AT&T, Inc.	4,600	162,242
Sprint Corp. (a)	7,224	43,055
T-Mobile US, Inc.	1,400	33,754
Verizon Communications, Inc.	4,100	202,868
		441,919
Transportation - 0.3%
CSX Corp.	1,400	34,734
Fedex Corp.	2,100	222,600
Hertz Global Holdings, Inc. (a)	2,000	51,220
Kansas City Southern	1,800	193,950
Norfolk Southern Corp.	600	43,896
Union Pacific Corp.	1,800	285,462
United Parcel Service, Inc.	2,300	199,640
		1,031,502
Utilities - 0.2%
Duke Energy Corp.	1,800	127,800
ONEOK, Inc.	4,400	232,980
Sempra Energy	800	70,104
The Southern Co.	2,800	125,552
		556,436
Total Common Stocks (Cost $31,309,012)		32,138,036

Real Estate Investment Trusts - 0.2%
Real Estate - 0.2%
American Tower Corp.	2,600	184,054
Simon Property Group, Inc.	1,200	192,072
Weyerhaeuser Co.	6,700	190,280
		566,406
Total Real Estate Investment Trusts (Cost $600,769)		566,406

Short-Term Investments - 173.7%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio	80,877	80,877
First American Government Obligations Fund	80,876	80,876
First American Prime Obligations Fund	80,876	80,876
Short Term Investments Trust - Liquid Assets Portfolio	80,877	80,877
Short Term Investments Trust - Treasury Portfolio	80,876	80,876
		404,382
	Principal
	Amount
U.S. Treasury Bills - 173.6%
0.028%, 08/01/2013 (c)(d)	$255,158,000	255,158,000
0.018%, 10/10/2013 (c)(d)	22,470,000	22,468,899
0.033%, 10/31/2013 (c)(d)	255,040,000	255,017,557
		532,644,456
Total Short-Term Investments (Cost $533,050,318)		533,048,838

Total Investments (Cost $564,960,099) - 184.4%		565,753,280
Liabilities in Excess of Other Assets - (84.4)%		(258,974,821)
Total Net Assets - 100.0%		$306,778,459

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued Security.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of security is held as collateral for futures and/or options contracts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge U.S. Variance Risk Premium Fund
Written Options as of July 31, 2013 (Unaudited)
		Fair
Description	Contracts	Value
Call Options

3M Co., Expires 08/17/2013,
Strike Price $125.00	17	$68
Aflac, Inc., Expires 08/17/2013,
Strike Price $65.00	20	180
Activision Blizzard, Inc., Expires 08/17/2013,
Strike Price $17.00	130	14,429
Air Products & Chemicals, Expires 08/17/2013,
Strike Price $120.00	16	480
Allegheny Technologies, Inc., Expires 08/17/2013,
Strike Price $30.00	20	200
Amazon.com, Inc., Expires 08/09/2013,
Strike Price $315.00	7	560
American Express Co., Expires 08/17/2013,
Strike Price $77.50	7	133
American Express Co., Expires 08/17/2013,
Strike Price $80.00	27	162
Amgen, Inc., Expires 08/17/2013,
Strike Price $115.00	18	432
Anadarko Petroleum Corp., Expires 08/17/2013,
Strike Price $92.50	20	1,860
Apple, Inc., Expires 08/17/2013,
Strike Price $480.00	4	304
Apple, Inc., Expires 08/17/2013,
Strike Price $485.00	4	224
Bank of America Corp., Expires 08/17/2013,
Strike Price $16.00	20	60
The Boeing Co., Expires 08/09/2013,
Strike Price $111.00	19	152
Caterpillar, Inc., Expires 08/17/2013,
Strike Price $87.50	1	25
Celgene, Corp., Expires 08/17/2013,
Strike Price $155.00	14	1,169
CF Industries Holdings, Inc., Expires 08/02/2013,
Strike Price $215.00	10	115
Chicago Bridge & Iron Co. NV, Expires 08/17/2013,
Strike Price $65.00	13	195
Citigroup, Inc., Expires 08/09/2013,
Strike Price $55.00	18	108
Citigroup, Inc., Expires 08/17/2013,
Strike Price $55.00	20	300
Citigroup, Inc., Expires 08/17/2013,
Strike Price $57.50	18	54
The Coca-Cola Co., Expires 08/17/2013,
Strike Price $42.50	20	30
CONSOL Energy, Inc., Expires 08/17/2013,
Strike Price $29.00	8	1,744
CONSOL Energy, Inc., Expires 08/17/2013,
Strike Price $33.00	20	400
D.R. Horton, Inc., Expires 08/17/2013,
Strike Price $22.00	40	680
D.R. Horton, Inc., Expires 08/17/2013,
Strike Price $23.00	20	140
eBay, Inc., Expires 08/17/2013,
Strike Price $57.50	8	56
Express Scripts Holding Co., Expires 08/17/2013,
Strike Price $70.00	14	56
Expedia, Inc., Expires 08/17/2013,
Strike Price $55.00	20	200
Facebook, Inc., Expires 08/09/2013,
Strike Price $39.50	5	110
Facebook, Inc., Expires 08/17/2013,
Strike Price $41.00	8	160
Facebook, Inc., Expires 08/17/2013,
Strike Price $43.00	40	420
Family Dollar Stores, Inc., Expires 08/17/2013,
Strike Price $75.00	2	120
Fedex Corp., Expires 08/17/2013,
Strike Price $110.00	19	1,387
Ford Motor Co., Expires 08/17/2013,
Strike Price $18.00	20	100
Freeport-McMoRan Copper & Gold, Inc., Expires 08/02/2013,
Strike Price $29.50	20	30
General Mills, Inc., Expires 08/17/2013,
Strike Price $55.00	20	100
Goldman Sachs Group, Inc., Expires 08/02/2013,
Strike Price $170.00	12	132
Green Mountain Coffee Roasters, Inc., Expires 08/02/2013,
Strike Price $80.00	5	100
Halliburton Co., Expires 08/17/2013,
Strike Price $48.00	40	300
Herbalife Ltd., Expires 08/02/2013,
Strike Price $67.50	20	1,850
Herbalife Ltd., Expires 08/02/2013,
Strike Price $75.00	10	50
Hertz Global Holdings, Inc., Expires 08/17/2013,
Strike Price $27.00	20	520
Hewlett Packard Co., Expires 08/17/2013,
Strike Price $27.00	1	27
Huntington Bancshares, Inc., Expires 08/17/2013,
Strike Price $9.00	20	100
International Business Machines Corp., Expires 08/17/2013,
Strike Price $210.00	10	25
Intel Corp., Expires 08/17/2013,
Strike Price $26.00	20	20
Intuitive Surgical, Inc., Expires 08/17/2013,
Strike Price $420.00	5	1,250
Johnson & Johnson, Expires 08/17/2013,
Strike Price $95.00	20	870
JPMorgan Chase & Co., Expires 08/17/2013,
Strike Price $60.00	36	126
Kinder Morgan, Inc./DE, Expires 08/17/2013,
Strike Price $40.00	20	80
Lennar Corp., Expires 08/17/2013,
Strike Price $36.00	20	800
Lennar Corp., Expires 08/17/2013,
Strike Price $38.00	20	320
McDonald's Corp., Expires 08/09/2013,
Strike Price $102.00	10	60
Micron Technology, Inc., Expires 08/09/2013,
Strike Price $13.50	20	790
Micron Technology, Inc., Expires 08/17/2013,
Strike Price $14.00	20	700
Monsanto Co., Expires 08/17/2013,
Strike Price $115.00	20	30
Morgan Stanley, Expires 08/17/2013,
Strike Price $29.00	20	150
The Mosaic Co., Expires 08/17/2013,
Strike Price $45.00	20	1,180
The Mosaic Co., Expires 08/17/2013,
Strike Price $62.50	20	30
National-Oilwell Varco, Inc., Expires 08/17/2013,
Strike Price $72.50	20	839
Netflix, Inc., Expires 08/17/2013,
Strike Price $280.00	8	520
Oil States International, Inc., Expires 08/17/2013,
Strike Price $105.00	20	1,000
Oracle Corp., Expires 08/17/2013,
Strike Price $34.00	20	110
Pandora Media, Inc., Expires 08/17/2013,
Strike Price $19.00	20	750
Pandora Media, Inc., Expires 08/17/2013,
Strike Price $20.00	20	250
Pandora Media, Inc., Expires 08/17/2013,
Strike Price $21.00	20	150
QUALCOMM, Inc., Expires 08/02/2013,
Strike Price $67.50	20	20
SanDisk Corp., Expires 08/17/2013,
Strike Price $57.50	20	1,340
S&P 500 Index, Expires 08/02/2013,
Strike Price $1695.00	2	1,090
S&P 500 Index, Expires 08/02/2013,
Strike Price $1700.00	13	4,745
S&P 500 Index, Expires 08/02/2013,
Strike Price $1705.00	10	2,150
Starbucks Corp., Expires 08/17/2013,
Strike Price $75.00	20	300
Tesla Motors, Inc., Expires 08/02/2013,
Strike Price $140.00	15	788
Tripadvisor, Inc., Expires 08/17/2013,
Strike Price $80.00	20	700
Valero Energy Corp., Expires 08/17/2013,
Strike Price $37.00	19	722
Verizon Communications, Inc., Expires 08/09/2013,
Strike Price $53.00	8	4
Yahoo, Inc., Expires 08/17/2013,
Strike Price $29.00	20	660
Yum! Brands, Inc., Expires 08/17/2013,
Strike Price $77.50	19	124
TOTAL Call Options
(Premiums Received $43,798)		52,715

Put Options

S&P 500 Index, Expires 08/02/2013,
Strike Price $1680.00	724	329,420
S&P 500 Index, Expires 08/02/2013,
Strike Price $1685.00	324	196,020
S&P 500 Index, Expires 08/02/2013,
Strike Price $1690.00	250	205,000
S&P 500 Index, Expires 08/02/2013,
Strike Price $1695.00	270	290,250
TOTAL Put Options
(Premiums Received $1,770,730)		1,020,690

TOTAL Written Options
(Premiums Received $1,814,528)		$1,073,405

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Schedule of Investments as of July 31, 2013 (Unaudited)

		Fair
	Shares	Value
Short-Term Investments - 197.0%
Money Market Funds - 0.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio	152,922	$152,922
First American Government Obligations Fund	152,922	152,922
First American Prime Obligations Fund	152,922	152,922
Short Term Investments Trust - Liquid Assets Portfolio	152,922	152,922
Short Term Investments Trust - Treasury Portfolio	152,922	152,922
		764,610
	Principal
	Amount
U.S. Treasury Bills - 196.1%
0.024%, 08/01/2013 (a)(b)	$86,057,000	86,057,000
0.023%, 10/10/2013 (a)(b)	3,380,000	3,379,834
0.023%, 08/29/2013 (a)(b)	20,000,000	19,999,640
0.025%, 09/26/2013 (a)(b)	10,000,000	9,999,570
0.033%, 10/31/2013 (a)(b)	56,060,000	56,055,067
		175,491,111
Total Short-Term Investments (Cost $176,256,027)		176,255,721

Total Investments (Cost $176,256,027) - 197.0%		176,255,721
Liabilities in Excess of Other Assets - (97.0)%		(86,770,983)
Total Net Assets - 100.0%		$89,484,738

Percentages are stated as a percent of net assets.
(a) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(b) All or a portion of security is held as collateral for futures and/or options contracts.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Written Options as of July 31, 2013 (Unaudited)

		Fair
Description	Contracts	Value
Put Options

Russell 2000 Index, Expires 08/02/2013,
Strike Price $1040.00	224	$77,280
Russell 2000 Index, Expires 08/02/2013,
Strike Price $1050.00	554	421,040
Russell 2000 Index, Expires 08/09/2013,
Strike Price $1050.00	35	43,050
TOTAL Put Options
(Premiums Received $703,845)		541,370

TOTAL Written Options
(Premiums Received $703,845)		$541,370

Stone Ridge U.S. Master Variance Risk Premium Fund
Schedule of Investments as of July 31, 2013 (Unaudited)

		Fair
	Shares	Value
Investment Companies - 99.6%
Open-End Mutual Funds - 99.6%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,292,172	$65,627,358
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	12,651,175	129,295,005
		194,922,363
Total Investment Companies (Cost $192,054,410)		194,922,363

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio	53,118	53,118
First American Government Obligations Fund	53,118	53,118
First American Prime Obligations Fund	53,118	53,118
Short Term Investments Trust - Liquid Assets Portfolio	53,118	53,118
Short Term Investments Trust - Treasury Portfolio	53,117	53,117
		265,589
Total Short-Term Investments (Cost $265,589)		265,589

Total Investments (Cost $192,319,999) - 99.7%		195,187,952
Other Assets in Excess of Liabilities - 0.3%		539,025
Total Net Assets - 100.0%		$195,726,977

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 2.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Trust
Footnotes to the Schedules of Investments
July 31, 2013 (Unaudited)

1. Investment Valuation and Fair Value Measurement
In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust and will be classified as Level 1.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded and will be classified as Level 1.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value. Debt securities valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Event-linked securities or similar restricted securities for which (i) at least two independent brokers regularly provide firm bids or (ii) at least one independent market maker regularly provides firm bids, the Adviser will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or at least one firm bid from an independent market maker to generate a price for each security. Event-linked bonds valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options also may be valued at the mean of their NBBO (national best bid and offer from participant exchanges) reported by the Options Price Reporting Authority. Options valued at the NBBO will be categorized as Level 1.  Over-the-counter options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.  Options valued using these techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Participation Notes and Preference Shares (Quota Shares) are fair valued by the Adviser’s Valuation Committee (the “Committee”) on a weekly basis and the last day of each month. Quota Shares will be valued more frequently if there are significant events during the course of a week that could affect the value of the instrument. Quota Shares will generally be classified as Level 3 investments.

Securities for which market quotations are not readily available are fair valued by the Committee under the oversight of the Board of Trustees Valuation Committee. In determining the method to be used to determine the fair value of a portfolio security, the Committee considers the Securities and Exchange Commission (“SEC”) guidance as set forth in Accounting Series Release No. 113 (October 21, 1969) and No. 118 (December 23, 1970) and other communications from the SEC. No single standard for determining fair value can be set forth because fair value depends upon the facts and circumstances of each individual case. Each fair value determination is based upon a consideration of such factors and circumstances as the Committee deems relevant, which may include some or all of the following: i) fundamental analytical data relating to the security, including financial statements and analysts’ reports; ii) the type of security, size of the holding in the portfolio, original cost, and pricing history; iii) the nature and duration of any restrictions on the disposition of the security; iv) the forces that influence the market in which the security trades; v) the value of other financial securities (i.e. derivatives, exchange-traded funds, ADRs, and closed-end funds) that are traded on other markets or among dealers; vi) the liquidity or illiquidity of the market for the particular portfolio security; vii) the value of similar securities of the issuer or comparable companies; viii) values of baskets of securities traded in other markets; ix) changes in interest rates; x) foreign currency exchange activity; xi) observations from financial institutions; xii) foreign or domestic government pronouncements or actions; xiii) relevant news events; xiv) whether the same or similar portfolio securities are held by other funds managed by the Adviser and the method used to price the security in those funds; xv) an analysis of the company’s financial statements; xvi) the existence of extraordinary market circumstances; xvii) with respect to debt securities, the maturity, coupon, credit worthiness, currency denomination, and movement of the market in which the security is normally traded; xviii) with respect to event-linked securities, natural and/or man-made events, size and magnitude of the event, size of the portfolio’s exposure to the event, estimates and changes in estimates of paid losses and loss reserves, changes in risk models, changes in premium levels, changes in cash release agreements, movement of interest rates, and other factors.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned. Securities valued by the Committee are valued as Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Trust’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of July 31, 2013.

Description	Level 1	Level 2	Level 3	Total

Reinsurance Risk Premium Fund
Assets
Event-Linked Notes*	$-	$414,424,433	$-	$414,424,433
Participation Notes (Quota Shares)*	-	-	72,243,600	72,243,600
Preference Shares (Quote Shares)	-	-	2,311,200	2,311,200
Money Market Funds	16,551,614	-	-	16,551,614
Total Assets	$16,551,614	$414,424,433	$74,554,800	$505,530,847

High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Notes*	$-	$167,026,988	$-	$167,026,988
Participation Notes (Quota Shares)*	-	-	28,796,400	28,796,400
Preference Shares (Quota Shares)	-	-	770,400	770,400
Money Market Funds	6,096,603	-	-	6,096,603
Total Assets	$6,096,603	$167,026,988	$29,566,800	$202,690,391

U.S. Variance Risk Premium Variance Risk Premium Fund
Assets
Common Stock*	$32,138,036	$-	$-	$32,138,036
Real Estate Investment Trusts	566,406	-	-	566,406
U.S. Treasury Bills	-	532,644,456	-	532,644,456
Money Market Funds	404,382	-	-	404,382
Total Assets	$33,108,824	$532,644,456	$-	$565,753,280

Liabilities
Written Options	$-	$(1,073,405)	$-	$(1,073,405)
Total Liabilities	$-	$(1,073,405)	$-	$(1,073,405)

U.S. Small Cap Variance Risk Premium Fund
Assets
U.S. Treasury Bills	$-	$175,491,111	$-	$175,491,111
Money Market Funds	764,610	-	-	764,610
Total Assets	$764,610	$175,491,111	$-	$176,255,721

Liabilities
Written Options	$-	$(541,370)	$-	$(541,370)
Total Liabilities	$-	$(541,370)	$-	$(541,370)

U.S. Master Variance Risk Premium Fund
Assets
Investment Companies	$194,922,363	$-	$-	$194,922,363
Money Market Funds	265,589	-	-	265,589
Total Assets	$195,187,952	$-	$-	$195,187,952

* For industry classifications, see the Funds' Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period**:

	Reinsurance Risk Premium Fund	High Yield Reinsurance Risk Premium Fund
Beginning Balance - February 1, 2013	$-	$-
Purchases	73,750,000	29,250,000
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation (depreciation)	804,800	316,800
Transfers in/(out) of Level 3	-	-
Ending Balance - July 31, 2013	$74,554,800	$29,566,800

** The U.S. Variance Risk Premium Fund, the U.S. Small Cap Variance Risk Premium Fund, and the U.S. Master Variance Risk Premium Fund did not hold Level 3 instruments during the period.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2013.

Stone Ridge Reinsurance Risk Premium Fund

Type of Security	Industry	Fair Value at 7/31/13	Valuation Techniques	Unobservable Inputs	Range
Participation Notes (Quota Shares)	Financial Services	$72,243,600	Broker Quoted Market comparables Insurance industry loss models	Non-public broker quotation Risk spreads Losses and anticipated losses Changes in premium levels	-10% to +10%
Preference Shares (Quota Shares)	Financial Services	$2,311,200	Broker Quoted Market Comparables Insurance industry loss models	Non-public broker quotation Risk spreads Losses and anticipated losses Changes in premium levels	-10% to +10%

Stone Ridge High Yield Reinsurance Risk Premium Fund

Type of Security	Industry	Fair Value at 7/31/13	Valuation Techniques	Unobservable Inputs	Range
Participation Notes (Quota Shares)	Financial Services	$28,796,400	Broker Quoted Market comparables Insurance industry loss models	Non-public broker quotation Risk spreads Losses and anticipated losses Changes in premium levels	-10% to +10%
Preference Shares (Quota Shares)	Financial Services	$770,400	Broker Quoted Market comparables Insurance industry loss models	Non-public broker quotation Risk spreads Losses and anticipated losses Changes in premium levels	-10% to +10%

The unobservable inputs used in determining the fair value of non-broker quoted quota shares (Preference Shares and Participation Notes) include losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads.

Derivative Transactions – The U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund engaged in derivatives trading activities during the period ended July 31, 2013. The use of derivatives included options and futures contracts. Further information regarding derivative contracts held as of July 31, 2013 for each Fund can be found in the Schedule of Investments.

Futures Contracts -- The Funds may purchase and sell futures contracts. The U.S. Variance Risk Premium and U.S. Small Cap Variance Risk Premium Funds held futures contracts during the period ended July 31, 2013. The Funds use futures contracts to maintain appropriate equity market exposure.  With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of long futures contracts during the period ended July 31, 2013, were as follows:

Long futures contracts	U.S. Variance Risk Premium Fund	U.S. Small Cap Variance Risk Premium Fund
Equity index contracts	$352,950	$359,810
Total long futures contracts	$352,950	$359,810

The effect of equity index futures contracts on the statement of operations during the period ended July 31, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund include $(136,280) and $86,758 in realized gains or (losses), respectively.

The change in unrealized appreciation or (depreciation) on equity index futures contracts for the period ended July 31, 2013 for U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund was $0 and $0, respectively.

Options -- The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Variance Risk Premium Funds wrote call or put options during the period ended July 31, 2013. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period.  As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. Variance Risk Premium Funds engaged in options during the period ended July 31, 2013.  The average market value of purchased and written options for the quarter ended July 31, 2013, were as follows:

	U.S. Variance Risk	U.S. Small Cap Variance
	Premium Fund	Risk Premium Fund
Purchased options	$0	$0
Written options	(1,701,288)	(722,092)

Balance Sheet – Values of Derivatives at July 31, 2013

U.S. Variance Risk Premium Fund
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	N/A	$0	Written Options	$1,073,405
Total		$0		$1,073,405

U.S. Small Cap Variance Risk Premium Fund
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	N/A	$0	Written Options	$541,370
Total		$0		$541,370

The effect of purchased options on the statement of operations during the period ended July 31, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund include $18 and $0 in realized gains, respectively.

The effect of written options on the statement of operations during the period ended July 31, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund include $5,696,033 and $3,241,652 in realized gains, respectively.

The change in unrealized appreciation or (depreciation) on purchased options for the period ended July 31, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund was $0 and $0, respectively.

The change in unrealized appreciation or (depreciation) on written options for the period ended July 31, 2013 for the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund was $741,123 and $(306), respectively.

2. Transactions with Affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended July 31, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master VRP Fund
	May 22, 2013*		Additions		Reductions
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	Share Balance at July 31, 2013	Dividend Income	Realized Gain/(Loss)	Value at July 31, 2013	Cost at July 31, 2013

Stone Ridge U.S. Variance Risk Premium Fund	-	$-	12,657,828	$128,105,000	(6,653)	$(67,927)	12,651,175	$1,136,886	$266	$129,295,005	$128,037,073
Stone Ridge U.S. Small Cap Variance Risk Premium Fund	-	-	6,295,502	64,052,000	(3,330)	(34,663)	6,292,172	575,725	133	65,627,358	64,017,337
		-						$1,712,611	$399	$65,627,358	$192,054,410
* Commencement of operations.

3. Cost Basis
The cost basis of investments for federal income tax purpose at July 31, 2013 was as follows*:

	Reinsurance Risk Premium Fund	High Yield Reinsurance Risk Premium Fund	U.S. Variance Risk Premium Fund	U.S. Small Cap Variance Risk Premium Fund	U.S. Master Variance Risk Premium Fund
Cost of Investments	$505,657,667	$202,910,746	$564,960,099	$176,256,027	$192,319,999
Gross unrealized appreciation	$2,061,380	$613,425	$1,392,672	$9	$2,867,953
Gross unrealized depreciation	(2,188,200)	(833,780)	(599,491)	(315)	-
Net unrealized appreciation (depreciation)	$(126,820)	$(220,355)	$793,181	$(306)	$2,867,953

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  The Funds’ federal income tax information will be available in the Funds’ first annual report to shareholders dated October 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)* /s/ Ross Stevens
   Ross Stevens, President

Date  9/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
   Ross Stevens, President

Date  9/30/2013

By (Signature and Title)* /s/ Patrick Kelly
   Patrick Kelly, Treasurer

Date  9/30/2013

* Print the name and title of each signing officer under his or her signature.